EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Numerator - basic [Abstract]
Net income available to stockholders	$ 100,178	$ 73,569	$ 131,175
Numerator - diluted [Abstract]
Net income available to stockholders	100,178	73,569	131,175
Interest paid on convertible bonds	2,331	1,823	4,180
Net income available to stockholders, diluted	$ 102,509	$ 75,392	$ 135,355
Denominator - basic earnings per share [Abstract]
Weighted average number of common shares outstanding (in shares)	79,176	79,125	79,125
Denominator - diluted earnings per share [Abstract]
Weighted average number of common shares outstanding (in shares)	79,176	79,125	79,125
Effect of dilutive share options (in shares)	89	175	286
Effect of dilutive convertible debt (in shares)	4,621	3,804	4,216
Weighted average number of diluted common shares outstanding (in shares)	83,886	73,813	83,627